Financial Risk Management (Fair Value Estimation, Recurring Fair Value Measurements) (Details) - CNY (¥) ¥ in Thousands		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial assets
Trade and bill receivables		¥ 582,354	¥ 1,047,690
Finanical liabilities
Amounts due to related parties – measured at fair value through profit or loss (FVPL)	[1]	0	1,388,286
Recurring fair value measurements [member]
Financial assets
Trade and bill receivables		582,354	1,072,690
Equity investments		5,000	5,000
Total finanical assets		587,354	1,159,095
Finanical liabilities
Commodity swaps contracts			23,804
Amounts due to related parties – measured at fair value through profit or loss (FVPL)			1,388,286
Recurring fair value measurements [member] | Commodity Swap Contracts [Member]
Financial assets
Trade and bill receivables			48,614
Commodity swaps contracts			32,791
Finanical liabilities
Commodity swaps contracts			23,804
Level 1 of fair value hierarchy [member] | Recurring fair value measurements [member]
Financial assets
Trade and bill receivables		0	0
Equity investments		0	0
Total finanical assets		0	0
Finanical liabilities
Commodity swaps contracts			0
Amounts due to related parties – measured at fair value through profit or loss (FVPL)			0
Level 1 of fair value hierarchy [member] | Recurring fair value measurements [member] | Commodity Swap Contracts [Member]
Financial assets
Trade and bill receivables			0
Commodity swaps contracts			0
Finanical liabilities
Commodity swaps contracts			0
Level 2 of fair value hierarchy [member] | Recurring fair value measurements [member]
Financial assets
Trade and bill receivables		582,354	1,072,690
Equity investments		0	0
Total finanical assets		582,354	1,154,095
Finanical liabilities
Commodity swaps contracts			23,804
Amounts due to related parties – measured at fair value through profit or loss (FVPL)			1,388,286
Level 2 of fair value hierarchy [member] | Recurring fair value measurements [member] | Commodity Swap Contracts [Member]
Financial assets
Trade and bill receivables			48,614
Commodity swaps contracts			32,791
Finanical liabilities
Commodity swaps contracts			23,804
Level 3 of fair value hierarchy [member]
Financial assets
Total finanical assets		5,000	5,000	¥ 5,000
Level 3 of fair value hierarchy [member] | Recurring fair value measurements [member]
Financial assets
Trade and bill receivables		0	0
Equity investments		5,000	5,000
Total finanical assets		¥ 5,000	5,000
Finanical liabilities
Commodity swaps contracts			0
Amounts due to related parties – measured at fair value through profit or loss (FVPL)			0
Level 3 of fair value hierarchy [member] | Recurring fair value measurements [member] | Commodity Swap Contracts [Member]
Financial assets
Trade and bill receivables			0
Commodity swaps contracts			0
Finanical liabilities
Commodity swaps contracts			¥ 0

[1]	Amounts due to related parties – measured at FVPL represents the obligation that the Company needs to return the crude oil to its related party with maturity of less than 1 year, which is measured at fair value through profit or loss.